Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Advances from the Federal Home Loan Bank of New York

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2013, the Company had fixed-rate advances from the FHLBNY of $61.0 million, with maturity dates through 2022 and interest rates ranging from 1.60% to 5.87%. At December 31, 2012, the Company had fixed-rate advances from the FHLBNY of $61.4 million, with maturity dates through 2022 and interest rates ranging from 1.60% to 5.87%. The weighted average interest rate at December 31, 2013 and 2012 was 2.08% and 2.10%, respectively. Interest expense on advances from the FHLBNY was $1.3 million, $425 thousand and $153 thousand for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in interest on funds borrowed on the consolidated statements of operations.

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2013 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2014	—
2015	—
2016	—
2017	—
2018	956
Thereafter	60,000

Total	$60,956